Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories consist of the following:

	As of December 31,
	2025	2024
Food, beverage and packaged products	26,648,228	26,230,212
Merchandise for e-commerce sales	2,815,376	2,979,839
Others	7,329,118	8,368,364
Total	36,792,722	37,578,415